Segmented Information	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Segmented Information	SEGMENTED INFORMATION

General

Fortis segments its business based on regulatory status and service territory, as well as the information used by its President and Chief Executive Officer in deciding how to allocate resources. Segment performance is evaluated based on net earnings attributable to common equity shareholders.

Related-party and inter-company transactions

Related-party transactions are in the normal course of operations and are measured at the amount of consideration agreed to by the related parties. There were no material related-party transactions for the three and six months ended June 30, 2019 and 2018.

Inter-company balances, transactions and profit are eliminated on consolidation, except for certain inter-company transactions between non-regulated and regulated entities in accordance with accounting standards for rate-regulated entities, which are summarized below.

	Quarter Ended		Year-to-Date
	June 30		June 30
($ millions)	2019	2018	2019	2018
Sale of capacity from Waneta Expansion to FortisBC Electric (1)	1	4	17	19
Lease of gas storage capacity and gas sales from Aitken Creek to FortisBC Energy	6	6	12	13

(1)	Reflects amounts to the April 16, 2019, disposition of the Waneta Expansion hydroelectric generating facility ("Waneta Expansion") (Note 11)

As at June 30, 2019, accounts receivable included approximately $9 million due from BEL (December 31, 2018 - $16 million).

The Corporation periodically provides short-term financing to subsidiaries to support capital expenditure programs, acquisitions and seasonal working capital requirements. As at June 30, 2019, there were inter-segment loans outstanding of $73 million (December 31, 2018 - $nil). Total interest charged was not material for the three and six months ended June 30, 2019.

	REGULATED								NON-REGULATED
Quarter Ended									Energy		Inter-
June 30, 2019		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Revenue	428	500	199	235	150	90	343	1,945	25	—	—	1,970
Energy supply costs	—	164	58	63	—	15	195	495	1	—	—	496
Operating expenses	132	161	107	78	36	27	46	587	9	7	—	603
Depreciation and amortization	68	74	19	59	53	15	44	332	5	1	—	338
Gain on disposition	—	—	—	—	—	—	—	—	—	577	—	577
Operating income	228	101	15	35	61	33	58	531	10	569	—	1,110
Other income, net	12	5	4	3	—	1	—	25	1	17	—	43
Finance charges	79	33	11	34	27	18	19	221	(1)	43	—	263
Income tax expense	39	13	1	(6)	—	1	6	54	1	70	—	125
Net earnings	122	60	7	10	34	15	33	281	11	473	—	765
Non-controlling interests	21	—	—	—	—	—	4	25	3	—	—	28
Preference share dividends	—	—	—	—	—	—	—	—	—	17	—	17
Net earnings attributable to common equity shareholders	101	60	7	10	34	15	29	256	8	456	—	720
Goodwill	8,037	1,809	591	913	228	235	252	12,065	27	—	—	12,092
Total assets	19,533	9,884	3,574	6,885	4,732	2,267	4,085	50,960	671	187	(119)	51,699
Capital expenditures	301	156	78	104	95	26	68	828	7	8	—	843

Quarter Ended
June 30, 2018
($ millions)
Revenue	374	530	201	226	143	89	336	1,899	49	—	(1)	1,947
Energy supply costs	—	186	63	50	—	19	189	507	—	—	—	507
Operating expenses	109	157	97	75	39	24	43	544	6	4	(1)	553
Depreciation and amortization	57	67	18	55	48	15	40	300	8	1	—	309
Operating income	208	120	23	46	56	31	64	548	35	(5)	—	578
Other income, net	11	4	3	1	—	—	1	20	—	(2)	—	18
Finance charges	70	25	11	34	24	10	19	193	2	48	—	243
Income tax expense	45	18	3	6	—	6	7	85	—	(24)	—	61
Net earnings	104	81	12	7	32	15	39	290	33	(31)	—	292
Non-controlling interests	18	—	—	—	—	—	4	22	13	—	—	35
Preference share dividends	—	—	—	—	—	—	—	—	—	17	—	17
Net earnings attributable to common equity shareholders	86	81	12	7	32	15	35	268	20	(48)	—	240
Goodwill	8,082	1,819	594	913	227	235	253	12,123	27	—	—	12,150
Total assets	18,786	9,451	3,376	6,347	4,550	2,210	3,930	48,650	1,566	84	(51)	50,249
Capital expenditures	245	144	59	114	104	25	72	763	29	—	—	792

	REGULATED								NON-REGULATED
Year-to-Date									Energy		Inter-
June 30, 2019		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Revenue	836	1,043	476	720	295	209	769	4,348	61	—	(3)	4,406
Energy supply costs	—	396	150	244	—	55	482	1,327	2	—	—	1,329
Operating expenses	256	313	225	161	77	52	93	1,177	23	22	(3)	1,219
Depreciation and amortization	131	148	39	118	105	31	86	658	13	1	—	672
Gain on disposition	—	—	—	—	—	—	—	—	—	577	—	577
Operating income	449	186	62	197	113	71	108	1,186	23	554	—	1,763
Other income, net	22	14	8	6	1	2	1	54	2	25	—	81
Finance charges	156	66	22	69	52	36	39	440	—	92	—	532
Income tax expense	81	19	9	24	1	6	11	151	1	39	—	191
Net earnings	234	115	39	110	61	31	59	649	24	448	—	1,121
Non-controlling interests	41	—	—	—	—	—	7	48	8	—	—	56
Preference share dividends	—	—	—	—	—	—	—	—	—	34	—	34
Net earnings attributable to common equity shareholders	193	115	39	110	61	31	52	601	16	414	—	1,031
Goodwill	8,037	1,809	591	913	228	235	252	12,065	27	—	—	12,092
Total assets	19,533	9,884	3,574	6,885	4,732	2,267	4,085	50,960	671	187	(119)	51,699
Capital expenditures	537	323	142	174	202	51	124	1,553	13	17	—	1,583

Year-to-Date
June 30, 2018
($ millions)
Revenue	728	974	476	655	284	201	733	4,051	97	—	(4)	4,144
Energy supply costs	—	348	182	184	—	62	459	1,235	1	—	—	1,236
Operating expenses	212	296	202	151	81	50	88	1,080	19	11	(4)	1,106
Depreciation and amortization	113	132	35	110	95	30	79	594	16	1	—	611
Operating income	403	198	57	210	108	59	107	1,142	61	(12)	—	1,191
Other income, net	21	6	5	2	—	1	—	35	—	(8)	—	27
Finance charges	138	50	21	67	49	20	38	383	3	93	—	479
Income tax expense	77	23	8	40	—	9	11	168	2	(87)	—	83
Net earnings	209	131	33	105	59	31	58	626	56	(26)	—	656
Non-controlling interests	37	—	—	—	—	—	5	42	18	—	—	60
Preference share dividends	—	—	—	—	—	—	—	—	—	33	—	33
Net earnings attributable to common equity shareholders	172	131	33	105	59	31	53	584	38	(59)	—	563
Goodwill	8,082	1,819	594	913	227	235	253	12,123	27	—	—	12,150
Total assets	18,786	9,451	3,376	6,347	4,550	2,210	3,930	48,650	1,566	84	(51)	50,249
Capital expenditures	468	269	107	200	223	54	125	1,446	31	—	—	1,477